[Transamerica Life Insurance Company Letterhead]

May 4, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Preferred Advantage Variable Annuity
Separate Account VA L
Transamerica Life Insurance Company
(File No. 333-87792)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements (except the Income Select Supplement) and statement of additional information declared effective on May 1, 2006, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8363.

Sincerely,

/s/ John S. Long
John S. Long
Attorney
Annuity Products and Services

cc:  Frederick R. Bellamy, Esq.